ABERDEEN FUNDS

Aberdeen Equity Long-Short Fund

Aberdeen Small Cap Fund

Aberdeen  U.S. Equity Fund

Aberdeen  U.S. Equity II Fund

Supplement to the Aberdeen Funds Statement of Additional Information

dated February 27, 2012, as supplemented to date

All references to Robert Mattson are hereby deleted.

This Supplement is dated June 26, 2012.

Please keep this supplement for future reference.